Assumptions Used to Estimate Fair Value of Stock Options (Detail)	0 Months Ended
	Oct. 14, 2014	Apr. 14, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	35.00%	25.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)		6 years 6 months
Risk free rate		2.17%
Risk free rate, minimum	1.25%
Risk free rate, maximum	1.74%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months